Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Segment Information [Abstract]
Cash and cash equivalents		$ 127,889,058	$ 41,779,594	$ 4,781,930
Prepaid expenses and other assets		(1,512,963)	(915,244)
Assets		248,098,333	157,479,103
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Assets		123,679,407	134,093,677
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets		19,740,686	23,385,458
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Assets		41,505,734	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	63,235,883	(32)
Prepaid expenses and other assets	[1]	$ (63,377)	$ 0

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.